Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments
Schedule of realized and unrealized gains and losses recognized in earnings as net gain (loss) on derivative instruments

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2024	2023	2024	2023
Realized gain (loss):
Interest rate swap contracts	$3,987	$3,538	$8,050	$6,543
Total realized gain (loss):	3,987	3,538	8,050	6,543
Unrealized gain (loss):
Interest rate swap contracts	(2,190)	4,667	(1,251)	(604)
Foreign exchange forward contracts	—	(81)	—	(125)
Total unrealized gain (loss):	(2,190)	4,586	(1,251)	(729)
Total realized and unrealized gain (loss) on derivative instruments:	$1,797	$8,124	$6,799	$5,814